General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
Consulting fees	$ 66	$ 78	$ 231	$ 252
Professional fees	78	10	113	97
Management fees	194	184	567	549
Investor relations	1	94	28	184
Filing fees	41	15	69	68
Salaries and benefits	175	90	453	275
General office expenses	29	50	176	277
Total	$ 584	$ 521	$ 1,637	$ 1,702